Transactions in Foreign Currency (Details)	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)
Transactions in Foreign Currency (Details) [Line Items]
Transactions in foreign currency, description	the exchange rates for transactions in U.S. dollars, published by the SBS, were S/3.311 for purchase and S/3.317 for sale (S/3.369 for purchase and S/3.379 for sale as of December 31, 2018).	the exchange rates for transactions in U.S. dollars, published by the SBS, were S/3.311 for purchase and S/3.317 for sale (S/3.369 for purchase and S/3.379 for sale as of December 31, 2018).
Amount of swap position | $		$ 150,000,000
Amount of underlying liabilities | $		131,612,000
Derivative financial instruments | $		$ 18,388,000
Net gain exchange difference amount | S/	S/ 729,000
Net loss exchange difference amount | S/			S/ 8,377,000
Cash flow hedges [member]
Transactions in Foreign Currency (Details) [Line Items]
Net loss exchange difference amount | S/			S/ 4,293,000